TAXES - Deferred Tax Assets and Liabilities (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Deferred tax assets:
Allowance for credit losses	$ 72,957	$ 40,273
Net operating losses	443,732	392,874
Operating lease liabilities	41,239	2,254
Total deferred tax assets	557,928	435,401
Less: Valuation allowance	(264,068)	(215,526)	$ (21,910)	$ (133,333)
Total deferred tax assets, net of valuation allowance	293,860	219,875
Deferred tax liabilities:
Effect of temporary difference	(98,814)	(129,176)
Fair value increment on appraisal of intangible asset on acquisition	(46,562)
Operating lease right of use assets	(40,090)	(2,254)
Total deferred tax liabilities	(185,466)	(131,430)
Total deferred tax assets, net	$ 108,394	$ 88,445